Equity Method Investments - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 19, 2021	Jan. 29, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of associates [line items]
Tax payment					$ 444
Total share of post-tax earnings (losses) in equity method investments			$ 1,092	$ (153)	7,389	$ (207)
LSEG [member]
Disclosure of associates [line items]
Mark-to-market of LSEG shares			$ 1,039		$ (573)
LSEG Shares [member]
Disclosure of associates [line items]
Number of shares received on the date of sale		82.5
Warrants [member]
Disclosure of associates [line items]
Number of warrants exercised		4.5
Three Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary					25.00%
Entitled number of directors to nominate					three
Two Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Entitled number of directors to nominate					two
Two Non Executive LSEG Directors [member] | Bottom of range [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary					17.50%
Two Non Executive LSEG Directors [member] | Top of range [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary					25.00%
One Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Entitled number of directors to nominate					one
One Non Executive LSEG Directors [member] | Bottom of range [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary					10.00%
One Non Executive LSEG Directors [member] | Top of range [member]
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary					17.50%
York ownership interest in LSEG [member]
Disclosure of associates [line items]
Economic interest			30.00%		30.00%
Voting interest			24.00%		24.00%
Thomson Reuters Ownership of YPL [member]
Disclosure of associates [line items]
Number of shares held in associate			72.4		72.4
Dividends received from associates, classified as investing activities			$ 51		$ 51
Y P L formerly R H L Thomson Reuters Share [Member]
Disclosure of associates [line items]
Ownership interest					42.82%		45.00%
Dividend income from equity method investments			51		$ 51
Pre-tax proceeds from sale of shares					(1,145)
Total share of post-tax earnings (losses) in equity method investments			1,090	(155)	7,385	$ (213)
Y P L formerly R H L Thomson Reuters Share [Member] | LSEG [member]
Disclosure of associates [line items]
Dividend income from equity method investments			120	$ 0	120
Mark-to-market of LSEG shares			$ 2,427		(1,147)
Refinitiv [member]
Disclosure of associates [line items]
Post-tax losses related to Refinitiv					168
Sale of Refinitiv [member]
Disclosure of associates [line items]
Sale of Refinitiv to LSEG					$ 8,075
Current tax liabilities	$ 640	$ 640
Sale of LSEG shares [member]
Disclosure of associates [line items]
Current tax liabilities	225
Pre-tax proceeds from sale of shares	$ 994
Number of shares sold	10.1